INCOME TAXES - DOLLAR THRIFTY (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
Income taxes
Schedule of income tax expense
The total provision (benefit) for taxes on income consists of the following (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Current:
Federal	$20.1	$10.3	$10.2
Foreign	32.3	30.6	41.5
State and local	39.1	28.5	1.5
Total current	91.5	69.4	53.2
Deferred:
Federal	141.9	82.4	(18.6)
Foreign	11.9	(3.2)	1.3
State and local	(18.2)	(4.8)	(2.6)
Total deferred	135.6	74.4	(19.9)
Total provision (benefit)	$227.1	$143.8	$33.3

	Year Ended December 31,
	2011	2010	2009
	(In Thousands)
Current:
Federal	$6,019	$79	$4,867
State and local	8,184	12,535	13,417
Foreign	837	631	848

	15,040	13,245	19,132
Deferred:
Federal	78,316	70,968	19,365
State and local	8,336	5,989	(2,511)

	86,652	76,957	16,854

	$101,692	$90,202	$35,986

Schedule of Deferred Tax Assets and Liabilities
The principal items of the U.S. and foreign net deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows (in millions of dollars):

	2012	2011
Deferred Tax Assets:
Employee benefit plans	$103.6	$102.8
Net operating loss carryforwards	1,610.9	1,743.5
Foreign tax credit carryforwards	20.8	20.8
Federal, state and foreign local tax credit carryforwards	26.8	15.0
Accrued and prepaid expenses	341.7	327.4
Total Deferred Tax Assets	2,103.8	2,209.5
Less: Valuation Allowance	(226.4)	(186.7)
Total Net Deferred Tax Assets	1,877.4	2,022.8
Deferred Tax Liabilities:
Depreciation on tangible assets	(3,081.4)	(2,742.3)
Intangible assets	(1,477.1)	(942.4)
Total Deferred Tax Liabilities	(4,558.5)	(3,684.7)
Net Deferred Tax Liability	$(2,681.1)	$(1,661.9)

	December 31,
	2011	2010
	(In Thousands)
Deferred tax assets:
Intangible asset amortization	$32,744	$37,176
Vehicle insurance reserves	30,183	38,456
Other accrued liabilities	27,450	33,621
Interest rate swap	—	15,267
AMT credit carryforward	—	7,252
Canadian NOL carryforwards	16,561	17,650
Other Canadian temporary differences	6,278	6,462
Federal and state NOL carryforwards	50,993	5,723
Allowance for doubtful accounts and notes receivable	1,036	1,729
Canadian depreciation	1,834	1,862

	167,079	165,198
Valuation allowance	(24,705)	(26,042)

Total	$142,374	$139,156

Deferred tax liabilities:
Depreciation	$484,942	$381,078
Other	394	1,008

Total	$485,336	$382,086

Summary of reconciliation of taxes at the maximum U.S. statutory federal income tax rate with recorded taxes
The significant items in the reconciliation of the statutory and effective income tax rates consisted of the following:

	Years ended December 31,
	2012	2011	2010
Statutory Federal Tax Rate	35.0%	35.0%	35.0%
Foreign tax differential	(3.2)	(3.3)	(32.1)
State and local income taxes, net of federal income tax benefit	2.9	3.2	(5.2)
Change in state statutory rates, net of federal income tax benefit	(1.0)	0.5	5.1
Federal and foreign permanent differences	2.3	(1.1)	(24.0)
Withholding taxes	1.7	2.0	26.2
Uncertain tax positions	(0.6)	(0.8)	11.2
Change in valuation allowance	7.9	0.6	85.1
All other items, net	0.2	2.4	1.8
Effective Tax Rate	45.2%	38.5%	103.1%

	Year Ended December 31,
	2011		2010		2009
	Amount	Percent	Amount	Percent	Amount	Percent
	(Amounts in Thousands)
Tax expense computed at the maximum U.S. statutory rate	$91,435	35.0%	$77,496	35.0%	$28,353	35.0%
Difference resulting from:
State and local taxes, net of federal income tax benefit	11,132	4.2%	12,056	5.4%	7,007	8.6%
Foreign (income) losses	(623)	(0.2)%	1,522	0.7%	1,111	1.4%
Foreign taxes	586	0.2%	416	0.2%	633	0.8%
Other	(838)	(0.3)%	(1,288)	(0.6)%	(1,118)	(1.4)%

Total	$101,692	38.9%	$90,202	40.7%	$35,986	44.4%